Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Parenthetical) (Detail) - USD ($) shares in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 01, 2015	May. 02, 2013	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Cash acquired, amount				$ 14.2
Cash portion of original purchase price	$ 35.0
Itajai FPSO Joint Venture [Member]
Business Acquisition [Line Items]
Cash acquired, amount				$ 1.3
Common Units [Member]
Business Acquisition [Line Items]
Net proceeds (purchase) from equity offering to Teekay Corporation, units				14,402		1,447
Common Units [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Net proceeds (purchase) from equity offering to Teekay Corporation, units			14,400
Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Cash acquired, amount				$ 0.9
Cash portion of original purchase price		$ 270.0
Proceeds from issuance of common units		$ 44.3
Dropdown Predecessor [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Net proceeds (purchase) from equity offering to Teekay Corporation, units		1,400
Carrying value in excess of fair value		$ 4.3		$ 4.3
Indemnification Agreement [Member] | Dropdown Predecessor [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Indemnification amount					$ 41.1	$ 41.1
July One Two Thousand Sixteen [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Outstanding principal balance of convertible debt			$ 300.0